Description of Business - Schedule of Vessels (Table) (Details)	12 Months Ended
Dec. 31, 2020
Global Ship Lease 54 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	CMA CGM Thalassa
Capacity in TEUs	11,040	[2]
Year Built	2008
Earliest Charter Expiry Date	4Q25
Laertis Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	UASC Al Khor
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q22
Penelope Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Maira XL
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	2Q22
Telemachus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Anthea Y
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	3Q23
Global Ship Lease 53 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	MSC Tianjin
Capacity in TEUs	8,603	[2]
Year Built	2005
Earliest Charter Expiry Date	2Q24
Global Ship Lease 52 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	MSC Qingdao
Capacity in TEUs	8,603	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24
Global Ship Lease 43 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	GSL Ningbo
Capacity in TEUs	8,603	[2]
Year Built	2004
Earliest Charter Expiry Date	1Q23
Global Ship Lease 30 Limited [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Eleni
Capacity in TEUs	7,847	[2]
Year Built	2004
Earliest Charter Expiry Date	3Q24	[3]
Global Ship Lease 31 Limited [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Kalliopi
Capacity in TEUs	7,847	[2]
Year Built	2004
Earliest Charter Expiry Date	4Q22	[3]
Global Ship Lease 32 Limited [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Grania
Capacity in TEUs	7,847	[2]
Year Built	2004
Earliest Charter Expiry Date	4Q22	[3]
Alexander Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Mary
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	3Q23
Hector Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Kristina
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	2Q24
Ikaros Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Katherine
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Philippos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Alexandra
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Aristoteles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Alexis
Capacity in TEUs	6,882	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Menelaos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Olivia I
Capacity in TEUs	6,882	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Global Ship Lease 48 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	CMA CGM Berlioz
Capacity in TEUs	6,621	[2]
Year Built	2001
Earliest Charter Expiry Date	2Q21
Leonidas Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Agios Dimitrios
Capacity in TEUs	6,572	[2]
Year Built	2011
Earliest Charter Expiry Date	4Q23
Global Ship Lease 35 LLC [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Liberia
Vessel Name	GSL Nicoletta
Capacity in TEUs	6,840	[2]
Year Built	2002
Earliest Charter Expiry Date	2Q21
Global Ship Lease 36 LLC [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Liberia
Vessel Name	GSL Christen
Capacity in TEUs	6,840	[2]
Year Built	2002
Earliest Charter Expiry Date	1Q21	[4]
Global Ship Lease 33 LLC [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Liberia
Vessel Name	GSL Vinia
Capacity in TEUs	6,080	[2]
Year Built	2004
Earliest Charter Expiry Date	3Q24	[5]
Global Ship Lease 34 LLC [Member]
Nature Of Operations [Line Items]
Fleet	-	[1]
Country of incorporation	Liberia
Vessel Name	GSL Christel Elisabeth
Capacity in TEUs	6,080	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24	[5]
Tasman Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Tasman
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q22	[6]
Hudson Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Dimitris Y
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	2Q22
Drake Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Ian H
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q21
Hephaestus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Dolphin II
Capacity in TEUs	5,095	[2]
Year Built	2007
Earliest Charter Expiry Date	1Q22
Zeus One Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Orca I
Capacity in TEUs	5,095	[2]
Year Built	2006
Earliest Charter Expiry Date	1Q21	[7]
Global Ship Lease 47 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	GSL Château d'If
Capacity in TEUs	5,089	[2]
Year Built	2007
Earliest Charter Expiry Date	4Q21
GSL Alcazar Inc. [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Marshall Islands
Vessel Name	CMA CGM Alcazar
Capacity in TEUs	5,089	[2]
Year Built	2007
Earliest Charter Expiry Date	3Q21
Global Ship Lease 50 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	CMA CGM Jamaica
Capacity in TEUs	4,298	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 49 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	CMA CGM Sambhar
Capacity in TEUs	4,045	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 51 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	CMA CGM America
Capacity in TEUs	4,045	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 42 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	GSL Valerie
Capacity in TEUs	2,824	[2]
Year Built	2005
Earliest Charter Expiry Date	3Q21
Pericles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Athena
Capacity in TEUs	2,762	[2]
Year Built	2003
Earliest Charter Expiry Date	1Q21
Aris Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Maira
Capacity in TEUs	2,506	[2]
Year Built	2000
Earliest Charter Expiry Date	4Q20	[8]
Aphrodite Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Nikolas
Capacity in TEUs	2,506	[2]
Year Built	2000
Earliest Charter Expiry Date	4Q20	[8]
Athena Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Newyorker
Capacity in TEUs	2,506	[2]
Year Built	2001
Earliest Charter Expiry Date	1Q21
Global Ship Lease 46 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	La Tour
Capacity in TEUs	2,272	[2]
Year Built	2001
Earliest Charter Expiry Date	2Q21
Global Ship Lease 38 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	Manet
Capacity in TEUs	2,272	[2]
Year Built	2001
Earliest Charter Expiry Date	4Q21
Global Ship Lease 40 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	Keta
Capacity in TEUs	2,207	[2]
Year Built	2003
Earliest Charter Expiry Date	3Q21
Global Ship Lease 41 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	Julie
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	2Q21
Global Ship Lease 45 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	Kumasi
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	3Q21
Global Ship Lease 44 LLC [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Liberia
Vessel Name	Marie Delmas
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	3Q21

[1]	All subsidiaries are 100% owned, either directly or indirectly;
[2]	Twenty-foot Equivalent Units;
[3]	GSL Eleni delivered 3Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year at the option of the charterer;
[4]	GSL Christen is chartered for 2 – 10 months, at charterer’s option. The charter commenced in July 2020;
[5]	GSL Vinia and GSL Christel Elisabeth were delivered in December 2019 and are contracted on 52 – 60 months charters;
[6]	12-month extension at charterer’s option callable in 2Q2022;
[7]	12 - 24 month charter (which commenced in June 2019), at charterer’s option;
[8]	Charter with MSC to November/December 2020, at which time the vessels were dry-docked.